Related Party Transactions (Details Textual) (USD $)	1 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended
	Jul. 25, 2012	Jul. 26, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Jul. 25, 2012 Sponsors [Member]	Jul. 26, 2012 Sponsors [Member]	Apr. 30, 2011 Sponsors [Member]	Mar. 31, 2012 Sponsors [Member]	Jul. 25, 2012 Early BirdCapial, Inc [Member]	Jul. 26, 2012 Early BirdCapial, Inc [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share					$ 0.022						$ 0.022
Number of Shares Held by Founder Subject to Forfeiture			187,500
Equity Method Investment, Ownership Percentage			20.00%
Sale of ordinary shares to Sponsor					1,150,000
Sale of ordinary shares to Sponsor					$ 25,000
Shares Outstanding						1,437,500	1,437,500
Stockholders' Equity Note, Stock Split				1.25 for 1
Class of Warrant Issued								4,000,000	381,818			400,000	38,182
Warrant Issued	2,200,000	210,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50	$ 0.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			7
Noninterest Expense Distribution and Servicing Fees			10,000
Unsecured Debt, Current										45,000
Proceeds from Issuance of Unsecured Debt										$ 93,265
Sale of Stock, Description of Transaction			if the Companys share price reaches or exceeds $9.60 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Companys share price reaches or exceeds $12.00 for any 20 trading days within at least one 30-trading day period during such Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up.